FCG-Q3

Quarterly Report
September 30, 2025
MFS®  International Intrinsic
Value Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 1.2%
Ryanair Holdings PLC, ADR	293,095	$17,650,181
Alcoholic Beverages – 1.9%
Diageo PLC	665,394	$15,840,245
Pernod Ricard S.A.	141,925	13,954,817
		$29,795,062
Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	44,390	$8,517,504
LVMH Moet Hennessy Louis Vuitton SE	7,582	4,639,305
		$13,156,809
Brokerage & Asset Managers – 4.7%
Deutsche Boerse AG	115,697	$31,005,828
Euronext N.V.	144,199	21,568,429
London Stock Exchange Group PLC	164,411	18,879,653
		$71,453,910
Business Services – 2.2%
Experian PLC	435,922	$21,954,016
Intertek Group PLC	87,693	5,605,812
Nomura Research Institute Ltd.	170,600	6,544,367
		$34,104,195
Computer Software – 4.0%
Cadence Design Systems, Inc. (a)	23,036	$8,091,625
Dassault Systemes SE	590,994	19,880,453
SAP SE	124,660	33,420,305
		$61,392,383
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	269,631	$21,340,437
Cap Gemini S.A.	51,547	7,500,971
Samsung Electronics Co. Ltd.	432,510	25,863,361
		$54,704,769
Construction – 3.5%
Compagnie de Saint-Gobain S.A.	220,119	$23,979,914
CRH PLC	191,526	22,963,967
Sika AG	28,315	6,345,605
		$53,289,486
Consumer Products – 5.1%
Beiersdorf AG	86,309	$9,029,871
Haleon PLC	5,760,652	26,020,537
Kenvue, Inc.	804,101	13,050,559
KOSE Corp.	29,900	1,198,750
Lion Corp.	121,700	1,271,026
Reckitt Benckiser Group PLC	127,911	9,878,659
ROHTO Pharmaceutical Co. Ltd.	662,000	11,130,696
Svenska Cellulosa Aktiebolaget	493,267	6,535,281
		$78,115,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 8.2%
Legrand S.A.	305,394	$50,943,193
Mitsubishi Electric Corp.	1,174,400	30,200,786
Schneider Electric SE	158,033	44,613,588
		$125,757,567
Electronics – 5.3%
ASML Holding N.V.	12,659	$12,342,049
Hirose Electric Co. Ltd.	65,300	8,137,938
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,615	59,939,823
		$80,419,810
Energy - Independent – 0.5%
Woodside Energy Group Ltd.	543,789	$8,286,773
Energy - Integrated – 4.1%
Aker BP ASA	510,432	$12,987,814
Galp Energia SGPS S.A., “B”	319,072	6,050,057
Petroleo Brasileiro S.A., ADR	512,900	6,062,478
TotalEnergies SE	610,578	37,258,063
		$62,358,412
Engineering - Construction – 0.8%
Taisei Corp.	186,800	$12,846,171
Food & Beverages – 2.3%
Chocoladefabriken Lindt & Sprungli AG	348	$5,334,251
Ezaki Glico Co. Ltd.	166,800	5,710,575
Novozymes A.S.	44,965	2,756,160
Toyo Suisan Kaisha Ltd.	290,000	20,737,397
		$34,538,383
Insurance – 2.4%
Hiscox Ltd.	492,489	$9,067,547
Samsung Fire & Marine Insurance Co. Ltd.	28,944	9,314,148
Willis Towers Watson PLC	55,142	19,048,804
		$37,430,499
Machinery & Tools – 4.9%
Assa Abloy AB	544,538	$19,106,310
Epiroc AB	276,653	5,842,398
GEA Group AG	26,366	1,947,832
IMI PLC	730,056	22,610,983
Knorr-Bremse AG	109,764	10,307,746
Schindler Holding AG	23,125	8,791,518
Spirax Group PLC	65,012	5,997,424
		$74,604,211
Major Banks – 11.9%
Bank of Ireland Group PLC	1,739,167	$28,789,369
BPER Banca S.p.A.	833,859	9,265,442
Lloyds TSB Group PLC	16,329,588	18,408,258
National Bank of Greece S.A.	868,071	12,643,756
NatWest Group PLC	6,454,680	45,279,552
Resona Holdings, Inc.	3,782,500	38,634,522
UBS Group AG	702,180	28,865,637
		$181,886,536
Medical & Health Technology & Services – 0.8%
M3, Inc.	757,700	$12,224,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.5%
Agilent Technologies, Inc.	145,023	$18,613,702
Alcon, Inc.	131,667	9,862,555
EssilorLuxottica	70,002	22,832,971
Olympus Corp.	495,000	6,262,603
Shimadzu Corp.	450,800	11,385,455
Smith & Nephew PLC	959,184	17,253,831
Waters Corp. (a)	41,070	12,313,197
		$98,524,314
Metals & Mining – 1.8%
ArcelorMittal S.A.	276,673	$9,998,287
Glencore PLC	3,669,923	16,959,629
		$26,957,916
Oil Services – 0.5%
Tenaris S.A.	425,363	$7,613,472
Other Banks & Diversified Financials – 7.4%
AIB Group PLC	4,622,432	$41,949,626
CaixaBank S.A.	4,453,408	46,888,998
Chiba Bank Ltd.	1,331,400	13,995,073
Julius Baer Group Ltd.	140,188	9,750,491
		$112,584,188
Pharmaceuticals – 3.0%
Roche Holding AG	78,642	$25,883,540
Sandoz Group AG	322,790	19,195,534
		$45,079,074
Precious Metals & Minerals – 8.6%
Agnico Eagle Mines Ltd.	162,496	$27,368,731
Franco-Nevada Corp.	276,147	61,465,873
Northern Star Resources Ltd. Co.	812,498	12,757,957
Wheaton Precious Metals Corp.	263,570	29,495,144
		$131,087,705
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	80,884	$11,029,826
Specialty Chemicals – 1.6%
Croda International PLC	86,654	$3,167,272
Nitto Denko Corp.	470,400	11,187,049
Symrise AG	110,607	9,638,826
		$23,993,147
Total Common Stocks		$1,500,885,030
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	19,074,905	$19,076,812

Other Assets, Less Liabilities – 0.3%		5,220,742
Net Assets – 100.0%		$1,525,182,584

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,076,812 and
$1,500,885,030, respectively.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$21,568,429	$235,601,562	$—	$257,169,991
United Kingdom	90,009,188	146,914,230	—	236,923,418
Japan	191,467,260	—	—	191,467,260
Switzerland	—	122,546,635	—	122,546,635
Canada	118,329,748	—	—	118,329,748
Germany	—	95,350,408	—	95,350,408
United States	94,081,854	—	—	94,081,854
Ireland	17,650,181	70,738,995	—	88,389,176
Spain	—	68,229,435	—	68,229,435
Other Countries	133,254,366	95,142,739	—	228,397,105
Investment Companies	19,076,812	—	—	19,076,812
Total	$685,437,838	$834,524,004	$—	$1,519,961,842
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,425,344	$183,600,321	$193,946,483	$(113)	$(2,257)	$19,076,812

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$855,584	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
France	16.9%
United Kingdom	15.6%
Japan	12.6%
Switzerland	8.1%
Canada	7.8%
United States	7.6%
Germany	6.3%
Ireland	5.8%
Spain	4.5%
Other Countries	14.8%